PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2014
PROPERTY, PLANT AND EQUIPMENT, NET [Abstract]
Schedule of Property, Plant and Equipment
	December 31,
	2014	2013(*)
Cost:
Land and buildings	6,232	$5,582
Machinery and equipment	36,299	34,696
Motor vehicles	334	418
Office furniture and equipment	1,646	1,559
Software	1,197	1,166
	45,708	43,421

Less: Accumulated depreciation	34,184	32,274
Depreciated cost	11,524	$11,147